Consolidated Balance Sheets In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)
CURRENT ASSETS:
Cash and cash equivalents	$ 326,015	¥ 26,981,000	$ 293,826	¥ 24,317,000
Time deposits	8,434	698,000
Total	334,449	27,679,000		24,317,000
Marketable securities (Notes 3, 19 and 20)	58,229	4,819,000		6,529,000
Notes and accounts receivable:
Trade notes	6,042	500,000		469,000
Trade accounts (Note 17)	246,145	20,371,000		21,116,000
Allowance for returns and doubtful receivables (Note 4)	(18,717)	(1,549,000)		(1,972,000)
Inventories (Note 5)	374,045	30,956,000		32,103,000
Deferred income taxes (Note 16)	62,035	5,134,000		4,595,000
Other current assets (Notes 17, 19 and 20)	31,247	2,586,000		2,776,000
Total current assets	1,093,475	90,496,000		89,933,000
PROPERTY, PLANT AND EQUIPMENT:
Land (Notes 9, 17 and 20)	263,097	21,774,000		22,012,000
Buildings and building improvements (Notes 9, 11, 17 and 20)	728,879	60,322,000		61,585,000
Machinery and equipment	169,442	14,023,000		14,773,000
Construction in progress	1,124	93,000		103,000
Total	1,162,542	96,212,000		98,473,000
Accumulated depreciation	(561,467)	(46,467,000)		(46,653,000)
Net property, plant and equipment	601,075	49,745,000		51,820,000
OTHER ASSETS:
Investments in affiliated companies (Note 6)	177,646	14,702,000		14,769,000
Investments (Notes 3, 9, 19 and 20)	394,780	32,672,000		35,828,000
Goodwill (Notes 7, 8 and 20)	125,266	10,367,000		11,203,000
Other intangible assets (Notes 7,8 and 20)	124,759	10,325,000		12,351,000
Prepaid pension expense (Note 12)	1,909	158,000		263,000
Deferred income taxes (Note 16)	10,621	879,000		935,000
Other	72,511	6,001,000		6,285,000
Total other assets	907,492	75,104,000		81,634,000
TOTAL	2,602,042	215,345,000		223,387,000
CURRENT LIABILITIES:
Short-term bank loans (Note 9)	73,913	6,117,000		7,941,000
Notes and accounts payable:
Trade notes	19,611	1,623,000		2,174,000
Trade accounts (Note 17)	126,957	10,507,000		9,161,000
Other payables	68,874	5,700,000		5,975,000
Accrued payroll and bonuses	74,928	6,201,000		5,927,000
Income taxes payable (Note 16)	22,595	1,870,000		2,105,000
Current portion of long-term debt (Notes 9 and 19)	846	70,000		108,000
Other current liabilities (Notes 12, 16, 19 and 20)	28,214	2,335,000		2,292,000
Total current liabilities	415,938	34,423,000		35,683,000
LONG-TERM LIABILITIES:
Long-term debt (Notes 9 and 19)	2,586	214,000		80,000
Liability for termination and retirement benefits (Note 12)	26,583	2,200,000		2,269,000
Deferred income taxes (Note 16)	89,910	7,441,000		9,380,000
Other long-term liabilities (Notes 11, 12 and 16)	26,583	2,200,000		2,422,000
Total long-term liabilities	145,662	12,055,000		14,151,000
COMMITMENTS AND CONTINGENCIES (Notes 9 and 10)
WACOAL HOLDINGS CORP. SHAREHOLDERS' EQUITY (Notes 13 and 22):
Common stock, no par value - authorized, 500,000,000 shares in 2011 and 2010; issued 143,378,085 shares in 2011 and 2010	160,222	13,260,000		13,260,000
Additional paid-in capital (Note 14)	355,256	29,401,000		29,366,000
Retained earnings	1,654,737	136,946,000		137,155,000
Accumulated other comprehensive loss (Note 15):
Foreign currency translation adjustments	(124,989)	(10,344,000)		(7,505,000)
Unrealized gain on securities	31,368	2,596,000		3,669,000
Pension liability adjustments (Note 12)	(24,190)	(2,002,000)		(1,783,000)
Total accumulated other comprehensive loss	(117,811)	(9,750,000)		(5,619,000)
Less treasury stock at cost - 2,529,607 shares and 2,179,739 shares in 2011 and 2010	(34,920)	(2,890,000)		(2,532,000)
Total Wacoal Holdings Corp. shareholders' equity	2,017,484	166,967,000		171,630,000
NONCONTROLLING INTERESTS	22,958	1,900,000		1,923,000
Total equity	2,040,442	168,867,000		173,553,000
TOTAL	$ 2,602,042	¥ 215,345,000		¥ 223,387,000